RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
a)Key management compensation
Key management includes our directors (executive and non-executive) and other key officers, including the Chief Executive Officer, Chief Financial Officer and Chief Operating Officer. The compensation paid or payable to key management for employee services is shown below:

Years ended December 31	2018	2017
	$	$
Salaries and other short-term employee benefits	2,589	2,240
Post-employment benefits	83	30
Termination benefits	1,379	—
Share-based compensation (i)	10,819	3,176
Total compensation	14,870	5,446

(i)	Share-based compensation includes mark-to-market adjustments on cumulative DSU and PSU positions as reported in the consolidated statements of (loss) income.
b)Principal Subsidiaries
The consolidated financial statements include our accounts and the accounts of our wholly-owned subsidiaries, the most significant as at December 31, 2018 of which are presented in the following table:

Subsidiary	Location	Ownership	Principal project or purpose
Marigold Mining Company	USA	100%	Marigold
SGO Mining Inc. (formerly Claude Resources Inc.)	Canada	100%	Seabee Gold Operation
Puna Operations Inc.	Canada	75%	Puna Operations
SSR Durango, S.A. de C.V.	Mexico	100%	Pitarrilla
Intertrade Metals Limited Partnership	Canada	100%	Sales and marketing